Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Main BuyWrite ETF | Main BuyWrite ETF
Prospectus [Line Items]
Annual Return [Percent]	8.77%	10.40%	11.97%	0.98%	9.77%	3.27%	12.99%	(7.63%)	8.62%	2.02%
Main Sector Rotation ETF | Main Sector Rotation ETF
Prospectus [Line Items]
Annual Return [Percent]	17.90%	18.47%	21.03%	(12.69%)	28.88%	15.36%	27.86%	(9.30%)
Main Thematic Innovation ETF | Main Thematic Innovation ETF
Prospectus [Line Items]
Annual Return [Percent]	20.01%	27.11%	32.42%	(39.31%)
Main International ETF | Main International ETF
Prospectus [Line Items]
Annual Return [Percent]	29.08%	2.06%	18.35%